Components of Deferred Tax Assets and Deferred Tax Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Deferred tax assets:
Enterprise tax	¥ 1,818	¥ 1,643
Inventories	19,433	20,250
Provision for doubtful accounts and loss on bad debts	1,543	1,399
Accrued expenses	14,062	20,517
Employee benefits	27,443	26,063
Depreciation and amortization	38,260	35,898
Securities	1,140	1,530
Net operating losses and tax credit carry forwards	33,205	30,241
Other	4,919	4,144
Total gross deferred tax assets	141,823	141,685
Valuation allowance	(39,496)	(34,414)	(25,192)	(24,687)
Net deferred tax assets	102,327	107,271
Deferred tax liabilities:
Depreciation and amortization	18,656	16,365
Securities	241,341	152,251
Prepaid benefit cost	2,063	165
Other	6,728	7,203
Total deferred tax liabilities	268,788	175,984
Net deferred tax liabilities	¥ (166,461)	¥ (68,713)